Cash and Short-Term Deposits - Schedule of Cash and Cash Equivalents (Details)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2021 MYR (RM)
ScheduleoOf Cash and Cash Equivalents [Abstract]
Cash and short-term deposits	RM 1,654,146	$ 370,022	RM 1,959,780
Pledged Deposits	(1,179,430)	(263,831)	(1,136,256)
Bank Overdraft	(104,587)	(23,395)	(1,064,530)
Total	RM 370,129	$ 82,796	RM (241,006)	$ (53,913)	RM (670,960)	RM (443,036)